Leasing - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 121,734
2026	175,038
2027	155,336
2028	109,180
2029	12,577
Total minimum lease payments	573,865
Less: Interest	(35,292)
Present value of lease obligations	538,573	$ 673,482
Less: Current portion	203,600	231,978
Non - current portion of lease obligations	$ 334,973	$ 441,504